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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21409


                          Pioneer Municipal High Income Advantage Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  March 31, 2004


Date of reporting period:  April 1, 2003 through March 31, 2004


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO SHAREOWNERS.


                                     PIONEER
                             -----------------------
                                    MUNICIPAL
                                      HIGH
                                     INCOME
                                    ADVANTAGE
                                      TRUST

                                     Annual
                                     Report

                                     3/31/04

                                 [LOGO] PIONEER
                                        Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                         1
Portfolio Summary                                                             2
Performance Update                                                            3
Portfolio Management Discussion                                               4
Schedule of Investments                                                       8
Financial Statements                                                         18
Notes to Financial Statements                                                22
Report of Independent Auditors                                               29
The Pioneer Family of Mutual Funds                                           30
Trustees, Officers and Service Providers                                     31

Pioneer Municipal High Income Advantage Trust
--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 3/31/04
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------
Welcome to Pioneer. We thank you for your investment in Pioneer Municipal High Income Advantage Trust and are pleased to provide you with the Trust's first shareholder report since its inception on October 20, 2003.

Over the past several months, investors have been buoyed by encouraging factors that bode well for a better economy. Gross domestic product, a tally of all goods and services produced in the United States, expanded, thanks to increased personal consumption, housing and business spending, low short-term interest rates and lower taxes on individuals. As the economy appeared to strengthen, investors grew less risk averse. In this environment, corporate bonds recorded strong gains.

In managing the Pioneer Municipal High Income Advantage Trust, we seek the best values in the high-income marketplace. In an interview on page four of this report, David Eurkus, a member of the Trust's portfolio management team, discusses the Trust's strategy since its inception in October.

The key drivers of the economic expansion, low interest rates and reduced federal income taxes, remain in place. Consequently, we think the U.S. economy retains impressive growth potential through the rest of this year. An expanding economy could have implications for the way your portfolio is balanced, and so an appointment with your professional financial advisor may well be in order. The value of an advisor is never more evident than when economic and market conditions are changing.

To receive the latest information about Pioneer funds, as well as timely informative articles on investing, I invite you to visit us at www.pioneerfunds.com. All of us at Pioneer thank you for the confidence and trust you have placed in us.


Sincerely,

/s/ Osbert M. Hood

Osbert M. Hood
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Trust's historical or future performance are statements of the opinion of Trust management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Municipal High Income Advantage Trust
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 3/31/04
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

  [THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Health                                                    24.2%
Airport                                                   16.2%
Development                                                9.9%
Pollution Control                                          9.5%
Tobacco                                                    8.4%
Insured                                                    5.6%
Transportation                                             5.0%
Education                                                  4.2%
Other                                                      3.6%
Power                                                      3.5%
Housing                                                    2.3%
Water                                                      2.2%
Escrowed in U.S. Government Securities                     2.0%
General Obligation                                         2.0%
Facilities                                                 1.4%

Portfolio Maturity
--------------------------------------------------------------------------------
(Effective life as a percentage of long-term holdings)

  [THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

0-1 years                2.7%
1-3 years                2.6%
3-6 years               22.3%
6-8 years               31.2%
8-10 years              14.1%
10+ years               27.1%


Quality Distribution
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

  [THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Cash Equivalents                        0.9%
AAA                                    11.1%
AA                                      5.7%
A                                       4.1%
BBB                                    25.2%
BB & Lower                             53.0%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of long-term holdings)*

    1.   Alaska State Housing Finance Corp., 6.0%, 6/1/49                 2.80%

    2.   Brazos River Authority Pollution Control Revenue,
           6.75%, 10/1/38                                                 2.79

    3.   Valley Health System, 6.875%, 5/15/23                            2.46

    4.   Massachusetts State Housing Finance Agency Revenue,
           5.35%, 12/1/45                                                 2.37

    5.   Indiana State Development Finance Authority Revenue,
           5.75%, 10/1/11                                                 2.31

    6.   New York State Environmental Facilities Corp., 5.0%, 6/15/33     2.22

    7.   Nassau County New York Industrial Development Agency,
           5.25%, 6/1/27                                                  2.18

    8.   Dallas-Fort Worth Texas International Airport Revenue,
           7.125%, 11/1/26                                                2.03

    9.   Triborough Bridge and Tunnel Authority, 0.0%, 1/1/22             1.97

   10.   Alliance Airport Authority Special Facilities Revenue,
           7.5%, 12/1/29                                                  1.90

* This list excludes money market and derivative investments. Trust holdings will vary for other periods.

Pioneer Municipal High Income Advantage Trust
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 3/31/04
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Market Value
per Common Share   3/31/04   10/20/03
                   $15.05    $15.00

Net Asset Value
per Common Share   3/31/04   10/20/03
                   $14.51    $14.33

Distributions per
Common Share           Income      Short-Term      Long-Term
(10/20/03 - 3/31/04)   Dividends   Capital Gains   Capital Gains
                       $0.38            $ -        $ -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in common shares of Pioneer Municipal High Income Advantage Trust at public offering price, compared to that of the Lehman Brothers Municipal Bond Index and Lehman Brothers Non-Investment Grade Municipal Bond Index.

---------------------------------------------

Cumulative Total Returns
(As of March 31, 2004)

                     Net Asset     Market
Period                 Value       Price*
Life-of-Trust
(10/20/03)             3.88%       2.93%

---------------------------------------------

* When net asset value (NAV) is lower than market price, dividends are assumed to be reinvested at the greater of NAV or 95% of the market price. When NAV is higher, dividends are assumed to be reinvested at market price.

  [THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

Value of a $10,000 Investment+

              Pioneer Municipal
                  Advantage                                  Lehman Brothers Non-Investment
                 High Income     Lehman Brothers Municipal           Grade Municipal
                   Trust*               Bond Index                      Bond Index

"10/03"           $10,000                $10,000                         $10,000
"03/04"           $10,293                $10,565                         $10,364

+ Index comparison begins July 31, 2003. The Lehman Brothers Municipal Bond Index is a widely recognized, unmanaged measure of approximately 15,000 municipal bonds. Bonds in the Index have a minimum credit rating of BBB, were part of at least a $50 million issuance made within the past five years and have a maturity of at least two years. Lehman Brothers Non-Investment Grade Municipal Bond Index totals over $26 billion in market value and maintains over 1300 securities. Municipal bonds in this index have the following requirements: maturities of one year or greater, sub investment grade (below Baa or non-rated), fixed coupon rate, dated date greater than 12-31-90, deal size over $20 million, maturity size of at least $3 trillion. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Trust returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

     Performance data shown represents past performance. Past performance does not guarantee future results. Investment return and principal value, fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our website www.pioneerfunds.com.

     The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Trust distributions or the redemption of Trust shares.

Pioneer Municipal High Income Advantage Trust
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 3/31/04
--------------------------------------------------------------------------------

The first shareholder report for Pioneer Municipal High Income Advantage Trust covers the Trust's abbreviated semiannual period from inception on October 20, 2003, through March 31, 2004. In this report, David Eurkus, a member of the Trust's management team, reviews the Trust's investment process, strategy and outlook.

Q: How has the Trust performed since its inception on October 20, 2003?

A: Since inception, Pioneer Municipal High Income Advantage Trust returned 3.88% at net asset value and 2.93% at market price. As of March 31, 2004, the Trust was selling at a premium of market price to net asset value of 3.7%. From October 31, 2003, through March 31, 2004, the Lehman Brothers Municipal Bond Index returned 3.64%. The Trust's performance was aided by positive security selection. At the end of the period, the Trust held 131 issues in 35 states. On March 31, 2004, the Trust's 30-day SEC yield was 8.41%.

Q: What is the Trust's investment approach?

A: In keeping with Pioneer's traditions, we are value investors, looking for securities selling at attractive valuations. When selecting securities for the Trust, we use a top-down/bottom-up approach. We first identify the sector or regions of the municipal bond market that present the best relative value opportunities. Once we establish the overall regional and sector weights, we then focus on selecting securities that meet our criteria. We consider fundamental indicators such as the rates of economic growth, inflation and Federal Reserve monetary policy. When analyzing individual securities, we take into account yields compared to U.S. Treasuries or comparable issuers, liquidity, credit ratings, sectors and issuer diversification.

   Under normal market conditions, we will invest at least 80% of the Trust's assets in municipal securities with a broad range of maturities and credit ratings. At least 40% of the Trust's assets may be invested in investment-grade municipal securities. No more than 60% of assets may be invested in below investment-grade municipal securities. In managing the Trust, we will adjust the portfolio's duration and overall credit quality in light of changing market and economic conditions.

Pioneer Municipal High Income Advantage Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   In the past, high yield municipal bonds have offered greater after-tax income with significantly lower default rates than high-yield corporate bonds. Average default rates on municipal bonds have been low relative to corporate securities. Based on data compiled by Moody's Investors Services, Inc., only 18 of the 375,818 municipal issuers between 1970 and 2000, defaulted. In particular, essential service revenue bonds, like the ones in which the Trust has invested, have offered safe havens, with no defaults recorded for Moody's-rated issuers during the same 30-year period.

Q: How did you manage the Trust during the period?

A: We focused on sectors that are vital to the growth of the U.S. economy, including health care (24.6% of assets), transportation (17.9% of assets) and various essential-service revenue bonds, which include public power and energy bonds (23.3%). Many of the sectors in which we invested were hit hard by the general economic slowdown, as well as problems related to their industries. In the health care industry, many hospitals saw revenues decline when the government reduced Medicare and Medicaid reimbursements. The transportation sector, particularly airport and airline bonds, was negatively affected by concerns about terrorism and the high cost of security. The problems in these industries led to credit downgrades on corporate debt. Even companies with healthy businesses saw their credit quality ratings decline. As credit quality declined, yields rose and bond prices fell, creating a large pool of lower quality securities.

   We viewed the large supply of lower quality securities as an opportunity to purchase the bonds of industries whose businesses we considered fundamentally sound but whose debt ratings had deteriorated. We believe the securities in which we have invested have the potential to provide a relatively high level of income. At the end of the period, 46.1% of the Trust's assets were invested in investment-grade securities, and 53% was in securities rated below investment- grade. Less than 1.0% was in cash. Overall, the average quality of the Trust was BBB.

Pioneer Municipal High Income Advantage Trust
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 3/31/04                            (continued)
--------------------------------------------------------------------------------

Q: Most of the Trust's assets are invested in revenue bonds. Why did you favor revenue bonds over general obligation bonds?

A: Most of the Trust's revenue bonds were essential-service bonds; that is, they were in sectors, such as water and sewer, education and public power. We preferred revenue bonds because their interest and principal is derived from the particular asset that the bond was issued to finance. For example, a bond issued to finance a utility would be paid from the fees the utility charges its customers. General obligation bonds, however, are paid from the taxing power of the state or municipality that issues them. Even though economic growth has picked up, revenues going into municipal coffers are still relatively low. Therefore, general obligation bonds have been more vulnerable to credit quality downgrades. An example of this is the state of California, which has had its bonds downgraded several times, even though economic growth has picked up.

Q: What is your outlook over the next six months?

A: We are optimistic about the future course of the economy and the Trust. In the fourth quarter of 2004, we saw strong corporate earnings and the preliminary earnings for the first quarter of 2004 are also good. That is positive for the Trust, because high income municipal bonds tend to perform well in an improving economy. Should the economy continue to expand, interest rates may rise, providing a higher level of income to the Trust. (However, it is important to remember that rising interest rates tend to bring lower bond prices.) An improving economy also benefits the Trust's underlying issuers, which may see their revenues rise and credit quality upgraded. Better credit quality ratings could increase bond prices, providing an opportunity for more capital appreciation to the Trust.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Trust's historical or future performance are statements of the opinion of Trust management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

The Trust's primary investment objective is to provide its common shareholders with a high level of current income exempt from regular federal income tax. As a secondary investment objective, the Trust also may seek capital appreciation to

Pioneer Municipal High Income Advantage Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

the extent consistent with its primary investment objective. Distributions from sources other than interest income from the Trust's portfolio of municipal securities, including capital gain distributions, are not exempt from regular federal income tax. There can be no assurance that the Trust will achieve its investment objectives. Under normal market conditions, the Trust seeks to achieve its investment objectives by investing substantially all (at least 80%) of its assets (net assets plus borrowings for investment purposes) in debt securities and other obligations issued by or on behalf of states,territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which is exempt from regular federal income tax ("municipal securities"). Up to 25% of the Trust's total assets may be invested in municipal securities the interest income on which is a preference item for purposes of the alternative minimum tax. The Trust may invest in municipal securities with a broad range of maturities and credit ratings, including both investment grade and below investment grade municipal securities. Municipal securities of below investment grade quality are regarded as having predominantly speculative characteristics with respect to the issuer's capacity to pay interest and repay principal, and are commonly referred to as "junk bonds" or "high yield securities". Risks of the investing in the Trust are discussed in greater detail in the Trust's registrations statement on Form N-2 relating to its common shares, which was filed with the Securities and Exchange Commission on July 21, 2003.

The Trust's total return at net asset value for the fiscal year ended March 31, 2004, after net expenses and dividends to the preferred shareowners, was 3.88%. The Trust's total return for the fiscal year ended March 31, 2004 based on changes in market price was 2.93%.

Pioneer Municipal High Income Advantage Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/04
--------------------------------------------------------------------------------

                     S&P/
                   Moody's
   Principal       Ratings
    Amount       (unaudited)                                                            Value
                               TAX EXEMPT OBLIGATIONS - 143.3% of Net Assets
                               Alabama - 0.8%
$ 3,450,000      NR/NR         Huntsville Carlton Cove Alabama Special Care
                                 Facilities Financing Authority,
                                 8.125%, 11/15/31                                $  2,501,250
                                                                                 ------------
                               Alaska - 4.0%
 12,500,000      AAA/Aaa       Alaska State Housing Finance Corp.,
                                 6.0%, 6/1/49                                    $ 13,154,625
                                                                                 ------------
                               Arizona - 4.3%
  5,000,000      NR/NR         Casa Grande Industrial Development Authority,
                                 Hospital Revenue, 7.625%, 12/1/29               $  5,286,100
  4,505,000      NR/NR         Cochise County Arizona Industrial Development,
                                 6.75%, 12/1/26                                     4,633,167
  1,615,000      B-/NR         Coconino County Arizona Pollution Control
                                 Corporation Revenue, 6.375%, 10/1/36               1,574,625
  1,000,000      NR/Baa3       Pima County Industrial Development Authority,
                                 6.3%, 7/1/31                                         990,750
  1,570,000      NR/Baa3       Pima County Industrial Development Authority,
                                 6.75%, 7/1/31                                      1,603,912
                                                                                 ------------
                                                                                 $ 14,088,554
                                                                                 ------------
                               California - 4.3%
  2,680,000      BBB/Baa2      Golden State Tobacco Securitization Corp.,
                                 6.75%, 6/1/39                                   $  2,647,706
 14,000,000      B+/NR         Valley Health System, 6.875%, 5/15/23               11,559,100
                                                                                 ------------
                                                                                 $ 14,206,806
                                                                                 ------------
                               Colorado - 0.9%
  2,850,000      BBB/Baa3      Denver Health & Hospital Authority Healthcare
                                 Revenue, 6.0%, 12/1/31                          $  2,911,275
                                                                                 ------------
                               Connecticut - 1.7%
  4,000,000      AAA/Aaa       Connecticut State General Obligation,
                                 5.25%, 8/15/17                                  $  4,480,360
  1,000,000      BBB-/NR       Mohegan Tribe Indians Gaming Authority,
                                 5.25%, 1/1/33                                        999,910
                                                                                 ------------
                                                                                 $  5,480,270
                                                                                 ------------


8  The accompanying notes are an integral part of these financial statements.

Pioneer Municipal High Income Advantage Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                     S&P/
                   Moody's
   Principal       Ratings
    Amount       (unaudited)                                                              Value
                               District of Columbia - 2.0%
$ 2,700,000      BBB/Baa2      District of Columbia Tobacco Settlement Financing
                                 Corp., 6.5%, 5/15/33                                $2,604,231
  4,000,000      BBB/Baa2      District of Columbia Tobacco Settlement Financing
                                 Corp., 6.75%, 5/15/40                                3,930,560
                                                                                     ----------
                                                                                     $6,534,791
                                                                                     ----------
                               Florida - 2.9%
  4,500,000      BBB-/Baa2     Hillsborough County Florida Industrial Development
                                 Authority Pollution Control Revenue,
                                 5.5%, 10/1/23                                       $4,557,555
  2,000,000      NR/NR         Hillsborough County Florida Industrial Development
                                 Authority Pollution Control Revenue,
                                 6.75%, 7/1/29                                        1,730,320
    500,000      BB/NR         Miami Beach Health Facilities Authority,
                                 5.375%, 11/15/28                                       433,535
  1,500,000      BB/Ba2        Miami Beach Health Facilities Authority,
                                 6.7%, 11/15/19                                       1,554,630
  1,000,000      NR/NR         Seminole Tribe Convention-A, 8.95%, 10/1/33            1,174,010
                                                                                     ----------
                                                                                     $9,450,050
                                                                                     ----------
                               Georgia - 2.4%
  1,065,000      NR/Ba3        Effingham County Industrial Development Authority,
                                 6.5%, 6/1/31                                        $1,073,594
  1,185,000      CCC/Caa2      Fulton County Development Authority Special
                                 Facilities Revenue, 5.45%, 5/1/23                      645,541
  5,500,000      CCC/Caa2      Fulton County Development Authority Special
                                 Facilities Revenue, 6.95%, 11/1/12                   4,444,385
  1,650,000      NR/NR         Savannah Georgia Economic Development
                                 Authority Revenue, 7.4%, 1/1/34                      1,683,066
                                                                                     ----------
                                                                                     $7,846,586
                                                                                     ----------
                               Guam - 1.6%
  5,000,000      B+/Ba3        Northern Mariana Islands, 6.75%, 10/1/33              $5,133,150
                                                                                     ----------
                               Idaho - 2.4%
  2,000,000      BB+/Ba3       Power County Industrial Development Corp.,
                                 6.45%, 8/1/32                                       $2,005,560
  5,920,000      BB+/Ba3       Power County Pollution Control Revenue,
                                 5.625%, 10/1/14                                      5,841,678
                                                                                     ----------
                                                                                     $7,847,238
                                                                                     ----------


  The accompanying notes are an integral part of these financial statements.   9

Pioneer Municipal High Income Advantage Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/04                                    (continued)
--------------------------------------------------------------------------------

                    S&P/
                  Moody's
  Principal       Ratings
    Amount      (unaudited)                                                               Value
                              Illinois - 4.5%
$4,000,000      NR/NR         Centerpoint Intermodal Center, 8.0%, 6/15/23
                                (144A)                                              $ 3,949,880
 2,340,000      NR/Baa2       Illinois Educational Facilities Authority Student
                                Housing Revenue, 6.25%, 5/1/34                        2,414,272
 1,625,000      BB+/NR        Illinois Health Facilities Authority Revenue,
                                5.5%, 11/15/19                                        1,434,046
 1,650,000      NR/B2         Illinois Health Facilities Authority Revenue,
                                6.7%, 3/1/14                                          1,302,032
 2,400,000      NR/B2         Illinois Health Facilities Authority Revenue,
                                6.75%, 3/1/24                                         1,889,664
 1,500,000      NR/NR         Illinois Health Facilities Authority Revenue,
                                6.9%, 11/15/33                                        1,512,180
 4,300,000      CC/Caa1       Illinois Health Facilities Authority Revenue,
                                7.0%, 1/1/15                                          2,403,442
                                                                                    -----------
                                                                                    $14,905,516
                                                                                    -----------
                              Indiana - 7.9%
 3,200,000      B-/Caa3       East Chicago Industrial Pollution Control Revenue,
                                6.8%, 6/1/13                                        $ 2,669,440
 1,000,000      CCC/Caa3      East Chicago Industrial Pollution Control Revenue,
                                7.125%, 6/1/07                                          898,600
 4,500,000      B-/Caa3       Indiana State Development Finance Authority
                                Pollution Control Revenue, 6.85%, 12/1/12             3,755,340
 1,200,000      CCC/Caa3      Indiana State Development Finance Authority
                                Pollution Control Revenue, 7.25%, 11/1/11             1,002,432
13,825,000      CCC/Caa3      Indiana State Development Finance Authority
                                Revenue, 5.75%, 10/1/11                              10,863,270
 5,000,000      NR/Ba3        Jasper County Industrial Economic Development
                                Revenue, 5.6%, 4/1/29                                 4,436,350
 2,450,000      NR/NR         Vincennes Industrial Economic Development
                                Revenue, 6.25%, 1/1/24                                2,359,203
                                                                                    -----------
                                                                                    $25,984,635
                                                                                    -----------
                              Kentucky - 1.9%
   855,000      CCC/Caa2      Kenton County Airport Revenue, 6.125%, 2/1/22         $   670,123
 1,000,000      CCC/Caa2      Kenton County Airport Revenue, 7.5%, 2/1/20               920,170
   500,000      BB-/NR        Kentucky Economic Development Finance Authority
                                Hospital System Revenue, 5.7%, 10/1/10                  496,980
 4,400,000      BB-/NR        Kentucky Economic Development Finance Authority
                                Hospital System Revenue, 5.875%, 10/1/22              4,040,520
                                                                                    -----------
                                                                                    $ 6,127,793
                                                                                    -----------

10  The accompanying notes are an integral part of these financial statements.

Pioneer Municipal High Income Advantage Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                     S&P/
                   Moody's
   Principal       Ratings
    Amount       (unaudited)                                                             Value
                               Louisiana - 2.4%
$   750,000      BBB+/NR       Opelousas Louisiana General Hospital Authority
                                 Revenue, 5.75%, 10/1/23                           $   769,020
  7,915,000      BBB/Baa2      Tobacco Settlement Financing Corp.,
                                 5.875%, 5/15/39                                     7,055,352
                                                                                   -----------
                                                                                   $ 7,824,372
                                                                                   -----------
                               Massachusetts - 7.4%
  2,000,000      AAA/Aaa       Lynn Massachusetts Water and Sewer
                                 Commission General Revenue, 4.75%, 12/1/27        $ 2,017,940
  3,900,000      AAA/Aaa       Lynn Massachusetts Water and Sewer
                                 Commission General Revenue, 5.0%, 12/1/32           4,057,755
  2,195,000      BBB-/Baa2     Massachusetts Health & Educational Facilities
                                 Authority Revenue, 5.375%, 7/15/28                  2,020,541
  1,000,000      BBB-/Baa2     Massachusetts Health & Educational Facilities
                                 Authority Revenue, 6.35%, 7/15/32                   1,032,660
  1,200,000      NR/Ba2        Massachusetts State Development Finance
                                 Agency, 6.0%, 11/1/28                               1,148,004
  3,000,000      NR/NR         Massachusetts State Development Finance
                                 Agency, 7.1%, 7/1/32                                2,974,260
 10,760,000      AA-/Aaa3      Massachusetts State Housing Finance Agency,
                                 5.35%, 12/1/45                                     11,102,168
                                                                                   -----------
                                                                                   $24,353,328
                                                                                   -----------
                               Michigan - 5.7%
  3,000,000      BBB/Baa2      Delta County Michigan Economic Development
                                 Corp., 6.25%, 4/15/27                             $ 3,174,450
  3,000,000      BBB-/NR       Macomb County Michigan Hospital Finance
                                 Authority, 5.875%, 11/15/34                         2,835,000
  7,390,000      A/A2          Michigan State Hospital Finance Authority
                                 Revenue, 5.5%, 11/1/15                              8,074,166
  2,000,000      NR/NR         Wayne Charter County Michigan Special Airport
                                 Facilities Revenue, 6.0%, 12/1/29                   1,566,500
  3,285,000      NR/NR         Wayne Charter County Michigan Special Airport
                                 Facilities Revenue, 6.75%, 12/1/15                  3,066,219
                                                                                   -----------
                                                                                   $18,716,335
                                                                                   -----------
                               Minnesota - 1.4%
  4,800,000      NR/NR         Minneapolis/St. Paul Metropolitan Airports,
                                 7.0%, 4/1/25                                      $ 4,512,096
                                                                                   -----------


 The accompanying notes are an integral part of these financial statements.   11

Pioneer Municipal High Income Advantage Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/04                                    (continued)
--------------------------------------------------------------------------------

                    S&P/
                  Moody's
  Principal       Ratings
    Amount      (unaudited)                                                                  Value
                              Missouri - 1.1%
$3,500,000      NR/NR         St. Louis Missouri Industrial Development Authority
                                Revenue, 7.875%, 12/1/24                               $ 3,605,350
                                                                                       -----------
                              New Hampshire - 1.2%
 1,000,000      A/NR          New Hampshire Health & Educational Facilities
                                Authority Revenue, 5.375%, 1/1/34                      $ 1,021,340
 3,000,000      NR/NR         New Hampshire Higher Educational & Health
                                Facilities Authority Revenue, 6.25%, 1/1/18              2,975,100
                                                                                       -----------
                                                                                       $ 3,996,440
                                                                                       -----------
                              New Jersey - 7.2%
   515,000      B/Caa2        New Jersey Economic Development Authority
                                Revenue, 6.25%, 9/15/19                                $   435,026
10,000,000      B/Caa2        New Jersey Economic Development Authority
                                Revenue, 6.25%, 9/15/29                                  8,018,200
   750,000      B/Caa2        New Jersey Economic Development Authority
                                Revenue, 6.625%, 9/15/12                                   687,465
 2,500,000      BBB/Baa1      New Jersey Health Care Facilities Financing
                                Authority Revenue, 5.375%, 7/1/33                        2,522,450
 4,000,000      BBB/Baa2      Tobacco Settlement Financing Corp.,
                                6.25%, 6/1/43                                            3,689,400
 3,250,000      BBB/Baa2      Tobacco Settlement Financing Corp.,
                                6.75%, 6/1/39                                            3,210,838
 5,000,000      BBB/Baa2      Tobacco Settlement Financing Corp.,
                                7.0%, 6/1/41                                             5,076,950
                                                                                       -----------
                                                                                       $23,640,329
                                                                                       -----------
                              Nevada - 0.9%
 1,600,000      NR/NR         Nevada State Department of Business & Industry,
                                7.25%, 1/1/23                                          $ 1,603,120
 1,000,000      NR/NR         Nevada State Department of Business & Industry,
                                7.375%, 1/1/30                                           1,001,820
   500,000      NR/NR         Nevada State Department of Business & Industry,
                                7.375%, 1/1/40                                             488,905
                                                                                       -----------
                                                                                       $ 3,093,845
                                                                                       -----------


12  The accompanying notes are an integral part of these financial statements.

Pioneer Municipal High Income Advantage Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                         S&P/
                       Moody's
   Principal           Ratings
     Amount          (unaudited)                                                              Value
                                   New York - 14.8%
$   3,000,000        NR/NR         Dutchess County Industrial Development Agency
                                     Revenue, 7.5%, 3/1/29                              $ 2,976,330
   10,000,000        A/A3          Nassau County New York Industrial Development
                                     Agency Revenue, 5.25%, 6/1/27                       10,215,300
    6,480,000        BB+/Ba2       New York City Industrial Development Agency,
                                     5.25%, 12/1/32                                       4,782,758
    3,000,000        NR/NR         New York City Industrial Development Agency,
                                     7.8%, 1/1/16                                         3,147,180
   10,000,000(b)     AA+/Aa2       New York City Transitional Finance Authority
                                     Revenue, 0.0%, 11/1/29                               7,698,000
   10,000,000        AAA/Aaa       New York State Environmental Facilities Corp,
                                     5.0%, 6/15/33                                       10,441,800
   20,755,000+       AAA/Aaa       Triborough Bridge and Tunnel Authority,
                                     0.0%, 1/1/22                                         9,258,390
                                                                                        -----------
                                                                                        $48,519,758
                                                                                        -----------
                                   North Carolina - 4.4%
   11,245,000        NR/NR         Charlotte North Carolina Special Facilities
                                     Revenue, 5.6%, 7/1/27                              $ 6,522,100
    3,140,000        NR/NR         Charlotte North Carolina Special Facilities
                                     Revenue, 7.75%, 2/1/28                               2,135,200
    5,400,000        AA+/Aa1       North Carolina Special Facilities Revenue,
                                     5.125%, 7/1/42                                       5,602,608
                                                                                        -----------
                                                                                        $14,259,908
                                                                                        -----------
                                   Ohio - 1.4%
    3,900,000        BB/NR         Belmont County Health System Revenue,
                                     5.7%, 1/1/13                                       $ 3,605,550
    1,000,000        BB/NR         Belmont County Health System Revenue,
                                     5.8%, 1/1/18                                           883,730
                                                                                        -----------
                                                                                        $ 4,489,280
                                                                                        -----------
                                   Oklahoma - 1.2%
    2,500,000        BB/NR         Jackson County Oklahoma Memorial Hospital
                                     Authority Revenue, 7.3%, 8/1/15                    $ 2,529,425
    1,500,000        B-/Caa2       Tulsa Oklahoma Municipal Airport Transportation
                                     Revenue, 7.35%, 12/1/11                              1,393,665
                                                                                        -----------
                                                                                        $ 3,923,090
                                                                                        -----------


  The accompanying notes are an integral part of these financial statements.  13

Pioneer Municipal High Income Advantage Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/04                                    (continued)
--------------------------------------------------------------------------------

                     S&P/
                   Moody's
   Principal       Ratings
    Amount       (unaudited)                                                              Value
                               Oregon - 5.0%
$ 5,900,000      NR/NR         Klamath Falls Electric Revenue, 5.75%, 1/1/13        $ 6,005,964
  8,000,000      NR/NR         Klamath Falls Electric Revenue, 6.0%, 1/1/25           8,010,960
  2,500,000      NR/NR         Western Generation Agency Cogeneration Project
                                 Revenue, 7.125%, 1/1/21                              2,544,400
                                                                                    -----------
                                                                                    $16,561,324
                                                                                    -----------
                               Pennsylvania - 6.5%
  3,000,000      B/B2          Allegheny County Hospital Development Authority
                                 Revenue, 9.25%, 11/15/22                           $ 3,318,270
    500,000      B/B2          Allegheny County Hospital Development Authority
                                 Revenue, 9.25%, 11/15/30                               553,045
  1,000,000      BBB-/NR       Clarion County Pennsylvania Hospital Authority
                                 Revenue, 5.625%, 7/1/21                                920,430
  3,730,000      BB-/NR        Columbia County Hospital Authority Health Care
                                 Revenue, 5.8%, 6/1/19                                3,233,164
  1,250,000      BBB/Ba2       Hazleton Pennsylvania Health Services Authority
                                 Hospital Revenue, 6.125%, 7/1/16                     1,164,738
  3,210,000      NR/Baa3       Montgomery County Higher Education & Health
                                 Authority Hospital Revenue, 6.6%, 7/1/10             3,375,443
  1,430,000      BB+/NR        Pennsylvania Economic Development Financing
                                 Authority Revenue, 5.125%, 6/1/18                    1,140,954
  1,805,000      BB+/NR        Pennsylvania Economic Development Financing
                                 Authority Revenue, 5.3%, 6/1/10                      1,639,770
  2,330,000      BB+/NR        Pennsylvania Economic Development Financing
                                 Authority Revenue, 5.35%, 6/1/11                     2,084,465
  1,300,000      B-/B2         Philadelphia Hospitals & Higher Education
                                 Facilities Authority Revenue, 6.2%, 5/1/11             993,759
  2,005,000      B/NR          Scranton-Lackawanna Health & Welfare Authority
                                 Revenue, 6.1%, 7/1/11                                1,292,062
  2,245,000      B/NR          Scranton-Lackawanna Health & Welfare Authority
                                 Revenue, 6.15%, 7/1/12                               1,445,758
                                                                                    -----------
                                                                                    $21,161,858
                                                                                    -----------
                               Rhode Island - 1.5%
  5,285,000      BBB/Baa2      Tobacco Settlement Financing Corp.,
                                 6.25%, 6/1/42                                      $ 4,837,043
                                                                                    -----------


14  The accompanying notes are an integral part of these financial statements.

Pioneer Municipal High Income Advantage Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                    S&P/
                  Moody's
  Principal       Ratings
    Amount      (unaudited)                                                                 Value
                              South Carolina - 7.5%
$9,100,000      B-/NR         Connector 2000 Association Inc., Toll Road
                                Revenue, 0.0%, 1/1/18                                 $ 1,742,559
 2,785,000      AA-/A1        Greenville County School District, 5.5%, 12/1/28          2,942,380
 1,600,000      BBB/NR          Loris Community Hospital District, 5.625%, 1/1/29       1,561,232
 1,000,000      BBB-/NR       South Carolina Educational Facilities Authority
                                Revenue, 5.75%, 3/1/29                                  1,024,240
 8,000,000      BBB/Baa2      South Carolina Jobs Economic Development
                                Authority Revenue, 6.375%, 8/1/34                       8,498,320
 5,000,000      BB-/NR        South Carolina Jobs Economic Development
                                Authority Revenue, 6.625%, 4/1/36                       4,642,200
 4,400,000      BBB/Baa2      Tobacco Settlement Revenue Management,
                                6.375%, 5/15/30                                         4,157,164
                                                                                      -----------
                                                                                      $24,568,095
                                                                                      -----------
                              Tennessee - 2.2%
 7,000,000      NR/Baa2       Knox County Health Educational & Housing
                                Facilities Board Hospital Revenue, 6.5%, 4/15/31      $ 7,264,460
                                                                                      -----------
                              Texas - 22.6%
 9,850,000      CCC/Caa2      Alliance Airport Authority Special Facilities
                                Revenue, 7.0%, 12/1/11                                $ 8,274,887
12,300,000      CCC/Caa2      Alliance Airport Authority Special Facilities
                                Revenue, 7.5%, 12/1/29                                  8,917,869
12,075,000      BBB/Baa2      Brazos River Authority Pollution Control Revenue,
                                6.75%, 10/1/38                                         13,103,066
 4,000,000      CCC/Caa2      Dallas-Fort Worth International Airport Revenue,
                                6.0%, 11/1/14                                           2,780,360
13,550,000      CCC/Caa2      Dallas-Fort Worth International Airport Revenue,
                                7.125%, 11/1/26                                         9,512,100
 6,965,000      CCC/Caa2      Dallas-Fort Worth International Airport Revenue,
                                7.625%, 11/1/21                                         5,247,292
10,000,000      AAA/Aaa       Harris County Houston Texas Sports Authority,
                                0.0%, 11/15/30                                          2,477,800
10,000,000      B-/Caa2       Houston Texas Airport System Revenue,
                                6.75%, 7/1/29                                           8,416,200
 7,750,000      BBB-/Ba2      Matagorda County Navigation District Number 1
                                Revenue, 5.95%, 5/1/30                                  7,767,283
 5,000,000      NR/Baa2       Tomball Hospital Authority, 6.0%, 7/1/25                  5,144,300
 2,000,000      AAA/Aaa       University of Texas Revenues, 5.25%, 8/15/19              2,262,720
                                                                                      -----------
                                                                                      $73,903,877
                                                                                      -----------


  The accompanying notes are an integral part of these financial statements.  15

Pioneer Municipal High Income Advantage Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/04                                    (continued)
--------------------------------------------------------------------------------

                        S&P/
                      Moody's
   Principal          Ratings
    Amount          (unaudited)                                                                Value
                                  Virginia - 1.9%
$  1,555,000        BB/NR         Pocahontas Parkway Association of Virginia Toll
                                    Road Revenue, 5.25%, 8/15/09                       $   1,527,819
   1,500,000        BB/NR         Pocahontas Parkway Association of Virginia Toll
                                    Road Revenue, 0.00%, 8/15/14                             722,385
   8,800,000        BB/NR         Pocahontas Parkway Association of Virginia Toll
                                    Road Revenue, 0.00%, 8/15/15                           3,906,584
                                                                                       -------------
                                                                                       $   6,156,788
                                                                                       -------------
                                  Washington - 4.8%
   5,000,000        BBB/Baa2      Port Longview Washington Special Facilities
                                    Revenue, 7.45%, 2/1/13                             $   5,114,000
   5,500,000        NR/NR         Port Seattle Washington Special Facilities
                                    Revenue, 7.25, 4/1/30                                  5,051,475
   1,490,000        BBB/Baa2      Tobacco Settlement Authority, 6.5%, 6/1/26               1,470,049
   8,395,000        AAA/Aaa       Washington State General Obligation,
                                    0.0%, 12/1/18                                          4,216,976
                                                                                       -------------
                                                                                       $  15,852,500
                                                                                       -------------
                                  Wisconsin - 0.6%
   1,000,000(a)     NR/NR         Wisconsin State Health & Educational Facilities
                                    Authority Revenue, 6.125%, 4/1/24                  $     985,170
   1,000,000(a)     NR/NR         Wisconsin State Health & Educational Facilities
                                    Authority Revenue, 6.25%, 4/1/34                         978,930
                                                                                       -------------
                                                                                       $   1,964,100
                                                                                       -------------
                                  TOTAL TAX-EXEMPT OBLIGATIONS
                                  (Cost $466,035,725)                                  $ 469,376,715
                                                                                       -------------
  Shares                          TAX-EXEMPT MONEY MARKET MUTUAL FUND - 1.3%
                                  of Net Assets
  4,145,269                       BlackRock Provident Institutional Municipal Fund     $   4,145,269
                                                                                       -------------
                                  TOTAL TAX-EXEMPT MONEY MARKET MUTUAL FUND
                                  (Cost $4,145,269)                                    $   4,145,269
                                                                                       -------------
                                  TOTAL INVESTMENTS IN SECURITIES - 144.6%
                                  (Cost $470,180,994) (c)(d)                           $ 473,521,984
                                                                                       -------------
                                  Other Assets in Excess of Liabilities - 1.2%         $   3,970,492
                                                                                       -------------
                                  Preferred Shares at Redemption Value - (45.8)%       $(150,000,000)
                                                                                       -------------
                                  NET ASSETS APPLICABLE TO COMMON
                                  SHAREOWNERS - 100.0%                                 $ 327,492,476
                                                                                       =============


16  The accompanying notes are an integral part of these financial statements.

Pioneer Municipal High Income Advantage Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At March 31, 2004, the value of these securities amounted to $3,949,880, or 1.2% of total net assets.

NR   Security not rated by S&P or Moody's.

+    Escrowed to maturity in U.S. Government Securities.

(a) This security, or portion thereof, has been purchased on a "when issued" basis.

(b) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes the effective until final maturity.

(c) The concentration of investments by type of obligation/market sector is as follows:

     Insured                                                                5.6%
     Escrowed in U.S. Government Securities                                 2.0
     General Obligation                                                     2.0
     Revenue Bonds:
       Health Revenue                                                      24.2
       Airport Revenue                                                     16.2
       Development Revenue                                                  9.9
       Pollution Control Revenue                                            9.5
       Tobacco Revenue                                                      8.4
       Transportation Revenue                                               5.0
       Education Revenue                                                    4.2
       Other                                                                3.6
       Power Revenue                                                        3.5
       Housing Revenue                                                      2.3
       Water Revenue                                                        2.2
       Facilities Revenue                                                   1.4
                                                                          -----
                                                                          100.0%
                                                                          =====

(d) At March 31, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $469,724,514 was as follows:

     Aggregate gross unrealized gain for all
     investments in which there is an excess of
     value over tax cost                                           $ 13,848,996

     Aggregate gross unrealized loss for all
     investments in which there is an excess of
     tax cost over value                                            (10,051,526)
                                                                   ------------
     Net unrealized gain                                           $  3,797,470
                                                                   ============

For financial reporting purposes net unrealized gain was $3,340,990 and cost of investments aggregated $470,180,994.

Purchases and sales of securities (excluding temporary cash investments) for the period ended March 31, 2004, aggregated $728,955,321 and $265,207,574, respectively.


 The accompanying notes are an integral part of these financial statements.   17

Pioneer Municipal High Income Advantage Trust
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 3/31/04
--------------------------------------------------------------------------------

ASSETS:
  Investments in securities, at value (cost $470,180,994)     $473,521,984
  Cash                                                           3,170,944
  Receivables -
   Investment securities sold                                      697,932
   Interest                                                     10,043,724
   Reinvestment of distributions                                   295,017
  Organization costs reimbursement                                  40,000
  Prepaid expenses                                                  29,362
                                                              ------------
     Total assets                                             $487,798,963
                                                              ------------
LIABILITIES:
  Payables -
   Investment securities purchased                            $  9,486,714
   Offering and organization costs payable - common                412,066
   Offering costs payable - preferred                               62,459
  Due to affiliates                                                250,311
  Administrative fee payable                                        28,610
  Accrued expenses                                                  66,327
                                                              ------------
     Total liabilities                                        $ 10,306,487
                                                              ------------
PREFERRED SHARES AT REDEMPTION VALUE:
  $25,000 liquidation value per share applicable to
     6,000 shares                                             $150,000,000
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHAREOWNERS:
  Paid-in capital                                             $321,013,737
  Accumulated undistributed net investment income                1,231,785
  Accumulated net realized gain on investments                   1,905,964
  Net unrealized gain on investments                             3,340,990
                                                              ------------
     Net assets applicable to common shareowners              $327,492,476
                                                              ============
NET ASSET VALUE PER SHARE:
No par value, (unlimited number of shares authorized)
  Based on $327,492,476/22,576,128 common shares              $      14.51
                                                              ============


18  The accompanying notes are an integral part of these financial statements.

Pioneer Municipal High Income Advantage Trust
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the period 10/20/03 (commencement of operations) to 3/31/04

INVESTMENT INCOME:
  Interest                                                            $11,514,084
                                                                      -----------
EXPENSES:
  Management fees                                    $1,117,818
  Administration fees                                   130,412
  Transfer agent fees                                    24,426
  Auction agent fees                                     96,322
  Custodian fees                                         11,355
  Registration fees                                      20,355
  Organization costs                                     40,000
  Professional fees                                      35,432
  Printing fees                                           9,000
  Trustees' fees                                          4,545
  Miscellaneous                                           6,836
                                                     ----------
     Total expenses                                                   $ 1,496,501
                                                                      -----------
       Reimbursement of organization costs                            $   (40,000)
                                                                      -----------
       Less expense reductions by PIM                                 $    (2,085)
                                                                      -----------
     Net expenses                                                     $ 1,454,416
                                                                      -----------
       Net investment income                                          $10,059,668
                                                                      -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments                                    $ 1,905,680
  Net unrealized gain on investments                                    3,340,990
                                                                      -----------
       Net gain on investments                                        $ 5,246,670
                                                                      -----------

DISTRIBUTIONS TO PREFERRED SHAREOWNERS FROM NET
INVESTMENT INCOME                                                     $  (381,060)
                                                                      -----------
  Net increase in net assets applicable to common
   shareowners resulting from operations                              $14,925,278
                                                                      ===========


 The accompanying notes are an integral part of these financial statements.   19

Pioneer Municipal High Income Advantage Trust
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the period 10/20/03 (commencement of operations) to 3/31/04

                                                                            10/20/03
                                                                               to
                                                                             3/31/04
FROM OPERATIONS:
  Net investment income                                                  $ 10,059,668
  Net realized gain on investments                                          1,905,680
  Net unrealized gain on investments                                        3,340,990
  Distributions to preferred shareowners from net investment income          (381,060)
                                                                         ------------
   Net increase in net assets applicable to common shareowners           $ 14,925,278
                                                                         ------------
DISTRIBUTIONS TO COMMON SHAREOWNERS:
  Net investment income ($0.38 per share)                                $ (8,446,539)
                                                                         ------------
   Total dividends to common shareowners                                 $ (8,446,539)
                                                                         ------------
FROM TRUST SHARE TRANSACTIONS:
  Net proceeds from the issuance of common shares                        $293,662,500
  Net proceeds from underwriters' over-allotment option exercised          28,427,934
  Reinvestment of distributions                                             1,237,835
  Common share offering expenses charged to paid-in capital                  (674,535)
  Preferred share offering expenses charged to paid-in capital             (1,740,000)
                                                                         ------------
   Net increase in net assets applicable to common shareowners
     resulting from Trust share transactions                             $320,913,734
                                                                         ------------
   Net increase in net assets applicable to common shareowners           $327,392,473
NET ASSETS APPLICABLE TO COMMON SHAREOWNERS:
  Beginning of period                                                         100,003
                                                                         ------------
  End of period (including accumulated undistributed net investment
   income of $1,231,785)                                                 $327,492,476
                                                                         ============


20  The accompanying notes are an integral part of these financial statements.

Pioneer Municipal High Income Advantage Trust
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS 3/31/04
--------------------------------------------------------------------------------

                                                                        October 20, 2003 to
                                                                       March 31, 2004 (a)(b)
Per Common Share Operating Performance
Net asset value, beginning of period                                         $ 14.33+
                                                                             -------
Increase (decrease) from investment operations:
  Net investment income                                                      $  0.46
  Net realized and unrealized gain on investments                               0.23
  Distributions to preferred shareowners from net investment income            (0.02)
                                                                             -------
  Net increase from investment operations                                    $  0.67
Distributions to common shareowners:
  Net investment income                                                        (0.38)
Capital charge with respect to issuance of:
  Common shares                                                                (0.03)
  Preferred shares                                                             (0.08)
                                                                             -------
Net increase in net asset value                                              $  0.18
                                                                             -------
Net asset value, end of period*                                              $ 14.51
                                                                             =======
Market value, end of period*                                                 $ 15.05
                                                                             =======
Total return++                                                                  2.93%
Ratios to average net assets of common shareowners
  Net Expenses+++                                                               1.01%**
  Net investment income before preferred share dividends+++                     6.98%**
  Preferred share dividends                                                     0.26%**
  Net investment income available to common shareowners                         6.72%**
Portfolio turnover                                                                62%
Net assets of common shareowners, end of period (in thousands)              $327,492
Preferred shares outstanding (in thousands)                                 $150,000
Asset coverage per preferred share, end of period                            $79,582
Average market value per preferred share                                     $25,000
Liquidation value per preferred share                                        $25,000
Ratios to average net assets of common shareowners before
  reimbursement of organization expenses and expense reductions
  Net Expenses+++                                                               1.04%**
  Net investment income before preferred share dividends+++                     6.95%**
  Preferred share dividends                                                     0.26%**
  Net investment income available to common shareowners                         6.69%**

(a) The per common share data presented above is based upon the average common shares outstanding for the period presented.
(b) Trust shares were first publicly offered on October 15, 2003.
* Net asset value and market value are published in Barron's on Saturday, The Wall Street Journal on Monday and The New York Times on Monday and Saturday.
**  Annualized.
+ Net asset value immediately after the closing of the first public offering was $14.30.
++ Total investment return is calculated assuming a purchase of common shares at the current market value on the first day and a sale at the current market value on the last day of the period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment return does not reflect brokerage commissions. Total investment return less than a full period is not annualized. Past performance is not a guarantee of future results.
+++ Ratios do not reflect the effect of dividend payments to preferred shareowners.

The information above represents the audited operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets of common shareowners and other supplemental data for the period indicated. This information has been determined based upon financial information provided in the financial statements and market value data for the Trust's common shares.


 The accompanying notes are an integral part of these financial statements.   21

Pioneer Municipal High Income Advantage Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/04
--------------------------------------------------------------------------------

1.  Organization and Significant Accounting Policies

Pioneer Municipal High Income Advantage Trust (the "Trust") was organized as a Delaware statutory trust on August 6, 2003. Prior to commencing operations on October 20, 2003 the Trust had no operations other than matters relating to its organization and registration as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, and the sale and issuance to Pioneer Investment Management, Inc. (PIM), the Trust's investment adviser, a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), of 6,981 shares of beneficial interest at an aggregate purchase price of $100,003. PIM has agreed to pay all the Trust's organizational expenses and to pay the amount by which the aggregate offering costs (other than the sales load) exceeds $0.03 per share of the common share offering. The investment objective of the Trust is to seek a high level of current income exempt from regular federal income tax and the Trust may seek capital appreciation to the extent that it is consistent with its primary investment objective.

The Trust may invest in municipal securities with a broad range of maturities and credit ratings, including both investment grade and below investment grade municipal securities.

The Trust invests in below investment grade (high yield) municipal securities. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. These securities involve greater risk of loss, are subject to greater price volatility, and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities.

The Trust's financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust, which are in conformity with those generally accepted in the investment company industry:

Pioneer Municipal High Income Advantage Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

A.  Security Valuation

    Security transactions are recorded as of trade date. Securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Discount and premium on fixed income securities are accreted or amortized daily, respectively, on an effective yield to maturity basis and are included in interest income. Interest income is recorded on an accrual basis. Temporary cash investments are valued at amortized cost.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  Federal Income Taxes

    It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amount and characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Trust's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investments transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    At March 31, 2004, the Trust reclassified $284 to decrease accumulated undistributed net investment income and to increase accumulated net realized gain on investments. The reclassification has no impact on the net asset value of the Trust and presents the Trust's capital accounts on a tax basis.

Pioneer Municipal High Income Advantage Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/04                                (continued)
--------------------------------------------------------------------------------

    The tax character of distributions paid to common and preferred shareowners during the period ended March 31, 2004 was as follows:

------------------------------------------------------
                                               2004
Distributions paid from:
 Tax exempt income                          $8,827,599
 Long-term capital gain                              -
                                            ----------
Total                                       $8,827,599
                                            ----------
------------------------------------------------------

    The following shows components of distributable earnings on a federal income tax basis at March 31, 2004.

------------------------------------------------------
                                               2004
Undistributed tax-exempt income             $  765,189
Undistributed taxable ordinary income        1,916,081
Unrealized appreciation                      3,797,469
                                            ----------
Total                                       $6,478,739
                                            ----------
------------------------------------------------------

    The difference between book basis and tax basis unrealized appreciation is primarily attributable to the difference between book and tax amortization methods for premiums and discounts on fixed income securities.

C.  Automatic Dividend Reinvestment Plan

    All common shareowners automatically participate in the Automatic Dividend Reinvestment Plan (the "Plan"), under which participants receive all dividends and capital gain distributions (collectively, "dividends") in full and fractional common shares of the Trust in lieu of cash. Shareowners may elect not to participate in the Plan. Shareowners not participating in the Plan receive all dividends and capital gain distributions in cash. Participation in the Plan is completely voluntary and may be terminated or resumed at any time by notifying Mellon Investor Services LLC, the agent for shareowners in administering the Plan (the "Plan Agent"), prior to any dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Whenever the Trust declares a dividend on common shares payable in cash, participants in the Plan will receive the equivalent in common shares acquired by the Plan Agent either (i) through receipt of additional unissued but authorized common

Pioneer Municipal High Income Advantage Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    shares from the Trust or (ii) by purchase of outstanding common shares on the New York Stock Exchange or elsewhere. If, on the payment date for any dividend the net asset value per common share is equal to or less than the market price per share plus estimated brokerage trading fees ("market premium"), the Plan Agent will invest the dividend amount in newly issued common shares. The number of newly issued common shares to be credited to each account will be determined by dividing the dollar amount of the dividend by the net asset value per common share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance does not exceed 5%. If, on the payment date for any dividend, the net asset value per common share is greater than the market value or market premium ("market discount"), the Plan Agent will invest the dividend amount in common shares acquired in open-market purchases. There are no brokerage charges with respect to newly issued common shares. However, each participant will pay a pro rata share of brokerage trading fees incurred with respect to the Plan Agent's open-market purchases. Participating in the Plan does not relieve shareowners from any federal, state or local taxes which may be due on dividends paid in any taxable year. Shareowners holding Plan shares in a brokerage account may not be able to transfer the shares to another broker and continue to participate in the Plan.

2.  Management Agreement

PIM manages the Trust's portfolio. Management fees are calculated daily at the annual rate of 0.60% of the Trust's average daily managed assets. "Managed assets" is the average daily value of the Trust's total assets minus the sum of the Trust's liabilities, which liabilities exclude debt related to leverage, short-term debt and the aggregate liquidation preference of any outstanding preferred shares.

In addition, under PIM's management and administration agreements, certain other services and costs are paid by the Trust. PIM has retained Princeton Administrators, L.P. ("Princeton"), an affiliate of Merrill Lynch, Pierce, Fenner & Smith Incorporated, to provide certain administrative services to the Trust on its behalf. The Trust pays Princeton a monthly fee at an annual rate of 0.07% of the average daily value of the Trust's managed assets, subject to a minimum monthly fee of $10,000.

Pioneer Municipal High Income Advantage Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/04                                (continued)
--------------------------------------------------------------------------------

Also, PIM has agreed for the first three years of the Trust's investment operations to limit the Trust's total annual expenses (excluding offering costs for common and preferred shares, interest expense, the cost of defending or prosecuting any claim or litigation to which the Trust is a party (together with any amount in judgment or settlement), indemnification expense or taxes incurred due to the failure of the Trust to qualify as a regulated investment company under the Code or any other non-recurring or non-operating expenses) to 0.80% of the Trusts average daily managed assets. The dividend on any preferred shares is not an expense. As of March 31, 2004, the expense reduction under such arrangements was $2,085.

3.  Transfer Agents

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano, through a sub-transfer agency agreement with Mellon Investor Services LLC, provides substantially all transfer agent and shareowner services related to the Trust's common shares at negotiated rates. Deutsche Bank Trust Company Americas is the transfer agent, registrar, dividend paying agent and redemption agent with respect to the Trust's Auction Preferred Shares (APS). The Trust pays Deutsche Bank Trust Company Americas an annual fee, as is agreed to from time to time by the Trust and Deutsche Bank Trust Company Americas, for providing such services.

4.  Trust Shares

There are an unlimited number of common shares of beneficial interest authorized. Of the 22,576,128 common shares of beneficial interest outstanding at March 31, 2004, PIM owned 6,981 shares.

Transactions in common shares of beneficial interest for the period October 20, 2003 (commencement of investment operations) to March 31, 2004 were as follows:

-----------------------------------------------------------------------
Shares issued in connection with initial public offering     20,500,000
Shares issued from underwriters' over-allotment
 option exercised                                             1,984,498
Reinvestment of distributions                                    84,649
                                                             ----------
Net increase in shares outstanding                           22,569,147
Shares outstanding at beginning of period                         6,981
                                                             ----------
Shares outstanding at end of period                          22,576,128
                                                             ==========
-----------------------------------------------------------------------

Pioneer Municipal High Income Advantage Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Offering costs of $674,535 incurred in connection with the Trust's offering of common shares have been charged to paid-in capital.

The Trust may classify or reclassify any unissued common shares of beneficial interest into one or more series of preferred shares of beneficial interest. On December 19, 2003, the Trust reclassified and issued 6,000 shares of common shares into two series of APS ("preferred shares") as follows: Series A-3,000 and Series B-3,000. Offering costs of $240,000 and underwriting discounts of $1,500,000 have been charged to paid-in capital.

Dividends on Series A and Series B APS are cumulative at a rate which is reset every seven days based on the results of an auction. Dividend rates ranged from 0.45% to 1.10% during the period ended March 31, 2004.

The Trust may not declare dividends or make other distributions on its common shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding preferred shares would be less than 200%.

The APS are redeemable at the option of the Trust, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared. The APS are also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of the Trust as set forth in the Agreement and Declaration of Trust are not satisfied.

The holders of APS have voting rights equal to the holders of the Trust's common shares (one vote per share) and will vote together with holders of the common shares as a single class. However, holders of APS are also entitled to elect two of the Trust's Trustees. In addition, the Investment Company Act of 1940, as amended, requires that along with approval by shareowners that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class would be required to
(a) adopt any plan of reorganization that would adversely affect the preferred shares and (b) take any action requiring a vote of security holders, including, among other things, changes in the Trust's subclassification as a closed-end management investment company or changes in its fundamental investment restrictions.

Pioneer Municipal High Income Advantage Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/04                                (continued)
--------------------------------------------------------------------------------

5.  Subsequent Events

Subsequent to March 31, 2004 the Board of Trustees of the Trust declared a dividend from undistributed net investment income of $0.09375 per common share payable April 30, 2004, to shareowners of record on April 15, 2004.

For the period April 1, 2004 to April 30, 2004, dividends declared on preferred shares totaled $131,490 in aggregate for the two outstanding preferred share series.

ADDITIONAL INFORMATION

During the period, there have been no material changes in the Trust's investment objective or fundamental policies that have not been approved by the shareowners. There have been no changes in the Trust's charter or By-Laws that would delay or prevent a change in control of the Trust which have not been approved by the shareowners. There have been no changes in the principal risk factors associated with investment in the Trust. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Trust's portfolio.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Trust may purchase, from time to time, its common shares in the open market.

Pioneer Municipal High Income Advantage Trust
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Board of Trustees and Shareowners of Pioneer Municipal High Income Advantage Trust:

We have audited the statement of assets and liabilities, including the schedule of investments, of Pioneer Municipal High Income Advantage Trust (the "Trust") as of March 31, 2004, and the related statements of operations and changes in net assets and the financial highlights for the period from October 20, 2003 (commencement of operations) to March 31, 2004. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Municipal High Income Advantage Trust at March 31, 2004, the results of its operations, the changes in its net assets and the financial highlights for the period from October 20, 2003 (commencement of operations) to March 31, 2004, in conformity with accounting principles generally accepted in the Unites States.

                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
May 12, 2004

--------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

For information about any Pioneer mutual fund, please contact your investment professional, or call Pioneer at 1-800-225-6292. Ask for a free fund information kit, which includes a fund prospectus. Please read the prospectus carefully before you invest.

U.S. Equity                             International/Global Equity
Pioneer Fund                            Pioneer Emerging Markets Fund
Pioneer Balanced Fund                   Pioneer Europe Select Fund
Pioneer Equity Income Fund              Pioneer Europe Fund
Pioneer Growth Shares                   Pioneer International Equity Fund
Pioneer Mid Cap Growth Fund             Pioneer International Value Fund
Pioneer Mid Cap Value Fund
Pioneer Oak Ridge Large Cap             Fixed Income
 Growth Fund                            Pioneer America Income Trust
Pioneer Oak Ridge Small Cap             Pioneer Bond Fund
  Growth Fund                           Pioneer Global High Yield Fund
Pioneer Papp America-Pacific            Pioneer High Yield Fund
  Rim Fund                              Pioneer Strategic Income Fund
Pioneer Papp Small and Mid Cap          Pioneer Tax Free Income Fund
  Growth Fund
Pioneer Papp Stock Fund                 Money Market
Pioneer Papp Strategic                  Pioneer Cash Reserves Fund**
  Growth Fund
Pioneer Real Estate Shares
Pioneer Research Fund*
Pioneer Small Cap Value Fund
Pioneer Small Company Fund
Pioneer Value Fund

*   Name change effective December 11, 2003.

** An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Auditors
Ernst & Young LLP

Legal Counsel
Hale and Dorr LLP

Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Shareholder Services and Sub-Transfer Agent
Mellon Investor Services LLC

Preferred Share Auction/Transfer Agent and Registrar
Deutsche Bank Trust Company Americas

Sub Administrator
Princeton Administrators, L.P.

Trustees and Officers

The Trust's Board of Trustees provides broad supervision over the Trust's affairs. The officers of the Trust are responsible for the Trust's operations. The Trust's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Trust within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Trust are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 60 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the Trust is 60 State Street, Boston, Massachusetts 02109.

The Trust's statement of additional information provides more detailed information regarding the Trust's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Trust are available without charge, upon request, by calling our toll free number (1-800-225-6292). This information is also available at pioneerfunds.com.

--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

Name and Age                          Positions Held With the Trust      Term of Office and Length of Service
John F. Cogan, Jr. (77)*              Chairman of the Board,             Since September, 2003.
                                      Trustee and President              Term expires in 2004

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.

--------------------------------------------------------------------------------------------------------------
Osbert M. Hood (51)**                 Trustee and                        Since August, 2003.
                                      Executive Vice President           Term expires in 2005

**Mr. Hood is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

Name, Age and Address          Positions Held With the Trust   Term of Office and Length of Service
Mary K. Bush (56)              Trustee                         Since September, 2003.
3509 Woodbine Street,                                          Term expires in 2006
Chevy Chase, MD 20815

--------------------------------------------------------------------------------------------------------------
Richard H. Egdahl, M.D. (77)   Trustee                         Since September, 2003.
Boston University Healthcare                                   Term expires in 2004
Entrepreneurship Program,
53 Bay State Road,
Boston, MA 02215

--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
Principal Occupation During Past Five Years                 Other Directorships Held by this Trustee
Deputy Chairman and a Director of Pioneer Global Asset      Director of Harbor Global Company Ltd.
Management S.p.A. ("PGAM"); Non-Executive Chairman
and a Director of Pioneer Investment Management USA
Inc. ("PIM-USA"); Chairman and a Director of Pioneer;
Director of Pioneer Alternative Investment Management
Limited (Dublin); President and a Director of Pioneer
Alternative Investment Management (Bermuda) Limited
and affiliated funds; President and Director of Pioneer
Funds Distributor, Inc. ("PFD"); President of all of the
Pioneer Funds; and Of Counsel (since 2000, partner
prior to 2000), Hale and Dorr LLP (counsel to PIM-USA
and the Pioneer Funds)

--------------------------------------------------------------------------------------------------------------
President and Chief Executive Officer, PIM-USA since        None
May, 2003 (Director since January, 2001); President
and Director of Pioneer since May, 2003; Chairman
and Director of Pioneer Investment Management
Shareholder Services, Inc. ("PIMSS") since May, 2003;
Executive Vice President of all of the Pioneer Funds
since June, 2003; Executive Vice President and Chief
Operating Officer of PIM-USA, November 2000 to May
2003; Executive Vice President, Chief Financial Officer
and Treasurer, John Hancock Advisers, L.L.C., Boston,
MA, November 1999 to November 2000; Senior Vice
President and Chief Financial Officer, John Hancock
Advisers, L.L.C., April 1997 to November 1999

--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
Principal Occupation During Past Five Years                  Other Directorships Held by this Trustee
President, Bush International (international financial       Director of Brady Corporation
advisory firm)                                               (industrial identification and
                                                             specialty coated material products
                                                             manufacturer), Millennium Chemicals,
                                                             Inc. (commodity chemicals), Mortgage
                                                             Guaranty Insurance Corporation, and
                                                             R.J. Reynolds Tobacco Holdings, Inc.
                                                             (tobacco)
--------------------------------------------------------------------------------------------------------------
Alexander Graham Bell Professor of Health Care               None
Entrepreneurship, Boston University; Professor
of Management, Boston University School of
Management; Professor of Public Health, Boston
University School of Public Health; Professor of Surgery,
Boston University School of Medicine; and University
Professor, Boston University
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

Name, Age and Address           Positions Held With the Trust   Term of Office and Length of Service
Margaret B.W. Graham (57)       Trustee                         Since September, 2003.
1001 Sherbrooke Street West,                                    Term expires in 2005
Montreal, Quebec, Canada
H3A 1G5
------------------------------------------------------------------------------------------------------
Marguerite A. Piret (56)        Trustee                         Since September, 2003.
One Boston Place, 28th Floor,                                   Term expires in 2006
Boston, MA 02108
------------------------------------------------------------------------------------------------------
Stephen K. West (75)            Trustee                         Since September, 2003.
125 Broad Street,                                               Term expires in 2004
New York, NY 10004
------------------------------------------------------------------------------------------------------
John Winthrop (67)              Trustee                         Since September, 2003.
One North Adgers Wharf,                                         Term expires in 2005
Charleston, SC 29401

--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

Name and Age                 Positions Held With the Trust   Term of Office and Length of Service
Dorothy E. Bourassa (56)     Secretary                       Since September, 2003.
                                                             Serves at the discretion of board.
------------------------------------------------------------------------------------------------------
Christopher J. Kelley (39)   Assistant Secretary             Since September, 2003.
                                                             Serves at the discretion of board.
------------------------------------------------------------------------------------------------------
David C. Phelan (46)         Assistant Secretary             Since September, 2003.
                                                             Serves at the discretion of board.
------------------------------------------------------------------------------------------------------
Vincent Nave (58)            Treasurer                       Since September, 2003.
                                                             Serves at the discretion of board.
------------------------------------------------------------------------------------------------------
Luis I. Presutti (39)        Assistant Treasurer             Since September, 2003.
                                                             Serves at the discretion of board.
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                                                                   Other Directorships Held by this
Principal Occupation During Past Five Years                        Trustee
Founding Director, The Winthrop Group, Inc. (consulting firm);     None
Professor of Management, Faculty of Management, McGill
University
------------------------------------------------------------------------------------------------------
President and Chief Executive Officer, Newbury, Piret &            None
Company, Inc. (investment banking firm)
------------------------------------------------------------------------------------------------------
Senior Counsel, Sullivan & Cromwell (law firm)                     Director, The Swiss Helvetia Fund,
                                                                   Inc. (closed-end investment
                                                                   company) and AMVESCAP PLC
                                                                   (investment managers)
------------------------------------------------------------------------------------------------------
President, John Winthrop & Co., Inc.                               None
(private investment firm)


------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                                                                 Other Directorships Held by this
Principal Occupation During Past Five Years                      Officer
Secretary of PIM-USA; Senior Vice President-Legal of             None
Pioneer; and Secretary/Clerk of most of PIM-USA's
subsidiaries since October 2000; Secretary of all of the
Pioneer Funds since September 2003 (Assistant
Secretary from November 2000 to September 2003);
and Senior Counsel, Assistant Vice President and Director of
Compliance of PIM-USA from April 1998 through
October 2000
------------------------------------------------------------------------------------------------------
Assistant Vice President and Senior Counsel of Pioneer since     None
July 2002; Vice President and Senior Counsel of BISYS Fund
Services, Inc. (April 2001 to June 2002); Senior Vice
President and Deputy General Counsel of Funds Distributor,
Inc. (July 2000 to April 2001; Vice President and Associate
General Counsel from July 1996 to July 2000); Assistant
Secretary of all of the Pioneer Funds since September 2003
------------------------------------------------------------------------------------------------------
Partner, Hale and Dorr LLP; Assistant Secretary of all of        None
Pioneer Funds since September 2003
------------------------------------------------------------------------------------------------------
Vice President-Fund Accounting, Administration and Custody       None
Services of Pioneer (Manager from September 1996 to
February 1999); and Treasurer of all of the Pioneer Funds
(Assistant Treasurer from June 1999 to November 2000)
------------------------------------------------------------------------------------------------------
Assistant Vice President-Fund Accounting, Administration         None
and Custody Services of Pioneer (Fund Accounting Manager
from 1994 to 1999); and Assistant Treasurer of all of the
Pioneer Funds since November 2000
------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

Name and Age                  Positions Held With the Trust   Term of Office and Length of Service
Gary Sullivan (46)            Assistant Treasurer             Since September, 2003.
                                                              Serves at the discretion of board.
------------------------------------------------------------------------------------------------------
Katherine Kim Sullivan (30)   Assistant Treasurer             Since September, 2003.
                                                              Serves at the discretion of board.
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                                                               Other Directorships Held by this
Principal Occupation During Past Five Years                    Officer
Fund Accounting Manager-Fund Accounting, Administration        None
and Custody Services of Pioneer; and Assistant Treasurer of
all of the Pioneer Funds since May 2002
------------------------------------------------------------------------------------------------------
Fund Administration Manager-Fund Accounting,                   None
Administration and Custody Services since June 2003;
Assistant Vice President-Mutual Fund Operations of
State Street Corporation from June 2002 to June 2003
(formerly Deutsche Bank Asset Management); Pioneer
Fund Accounting, Administration and Custody Services
(Fund Accounting Manager from August 1999 to May 2002,
Fund Accounting Supervisor from 1997 to July 1999);
Assistant Treasurer of all of the Pioneer Funds since
September 2003
------------------------------------------------------------------------------------------------------

HOW TO CONTACT PIONEER

We are pleased to offer a variety of convenient ways for you to contact Mellon for assistance or information.

You can call Mellon Investor Services LLC for:

Account Information                                               1-800-288-9541

Telecommunications Device for the Deaf (TDD)                      1-800-231-5469

Or write to Mellon Investor Services LLC:

For                                                       Write to
General inquiries, lost dividend checks                   P.O. Box 3315
                                                          South Hackensack, NJ
                                                          07606-1915

Change of address, account consolidation                  P.O. Box 3316
                                                          South Hackensack, NJ
                                                          07606-1916

Lost stock certificates                                   P.O. Box 3317
                                                          South Hackensack, NJ
                                                          07606-1917

Stock transfer                                            P.O. Box 3312
                                                          South Hackensack, NJ
                                                          07606-1912

Dividend reinvestment plan (DRIP)                         P.O. Box 3338
                                                          South Hackensack, NJ
                                                          07606-1938

Please consider the Trust's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Trust and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our website www.pioneerfunds.com.

[LOGO] PIONEER
       Investments(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, Massachusetts 02109
www.pioneerfunds.com


                                                                   15417-00-0504
                                        (C) 2004 Pioneer Funds Distributor, Inc.
                                Underwriter of Pioneer mutual funds, Member SIPC

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	 See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Trust, including fees associated with the initial and annual filings of its Form N-1A and issuance of comfort letters, totaled approximately $59,000 in 2004.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
Fees for the Trust's audit-related services totaled approximately $12,500 in 2004, which were related to the issuance of agreed upon procedures report to the rating agencies.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled approximately $3,600 for 2004.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other Fees
There were no other services provided to the Trust during the fiscal year ended March 31, 2004.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognizes the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognizes that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

Aggregate Non-Audit Fees

The aggregate non-audit fees for the Trust and affiliates, as previously defined, totaled approximately $20,100 in 2004 and $10,000 in 2003. These fees include services provided prior to May 6, 2003, the effective date of the pre-approval process.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Trust's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable, Fund does not invest in voting securities


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Filed herewith.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Municipal High Income Advantage Trust


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date June 3, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date June 3, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date June 3, 2004

* Print the name and title of each signing officer under his or her signature.